--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================








Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 1999.

The Fund had net assets of $153,594,069 and 972 active shareholders as of October 31, 1999.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Tax Exempt Investments (22.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,395,739   Borough of Allendale, Bergen County, NJ BAN (b)                  11/24/99      3.05%   $ 1,395,892
   1,800,000   Borough of Haddon Heights, NJ TAN (b)                            04/28/00      3.54      1,803,433
     995,000   Borough of Rumson, NJ BAN - Series 1999C (b)                     05/31/00      3.16        996,676
   1,900,000   Borough of Waldwick, Bergen County, NJ BAN (b)                   06/01/00      3.24      1,901,345
   1,823,095   Borough of Wanaque, Passaic County, NJ BAN (b)                   02/25/00      2.96      1,823,653
   2,895,000   City of Linden, NJ BAN - Series 1999 (b)                         06/14/00      3.25      2,902,780
   1,909,950   Elmwood Park, NJ BAN (b)                                         06/14/00      3.20      1,912,800
   3,000,000   Essex County, NJ                                                 03/31/00      3.11      3,004,196    MIG-1
   3,000,000   Jersey City, NJ Refunding BAN                                    01/14/00      3.16      3,000,585             SP-1
   2,868,350   Township of Aberdeen, Monmouth County, NJ BAN (b)                08/18/00      3.59      2,881,545
   1,597,000   Township of Chester, NJ BAN (b)                                  10/20/00      3.69      1,604,435
   2,095,000   Township of Cranbury, NJ (b)                                     03/10/00      3.00      2,096,444
   1,590,000   Township of East Amwell, Hunterdon County, NJ BAN (b)            08/19/00      3.59      1,595,810
   2,194,985   Township of Maplewood County, NJ BAN (b)                         07/27/00      3.44      2,206,665
   5,807,000   Township of Montclair County, NJ BAN (b)                         03/10/00      2.95      5,807,990
 -----------                                                                                          -----------
  34,871,119   Total Other Tax Exempt Investments                                                      34,934,249
 -----------                                                                                          -----------
Other Variable Rate Demand Instruments (c) (66.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,900,000   Camden County, NJ Improvement Authority RB
               (Parkview Redevelopment Housing Project) - Series 1996
               LOC General Electric Capital Corporation                         07/01/26      3.45%   $ 4,900,000             A1
   5,515,000   Clipper, NJ Housing and Mortgage
               Finance Agency Home Buyer RB - Series 1996                       10/01/21      3.47      5,515,000    MIG-1
   7,995,000   Hudson County, NJ Improvement Authority
               (Hudson County Lease Project)
               Insured by FGIC                                                  10/01/24      3.44      7,995,000             A1
   2,500,000   New Jersey EDA 400 International Drive
               (Rockerfeller Corporation) (b)
               LOC Morgan Guaranty Trust Company                                09/01/05      3.40      2,500,000
   3,600,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project) - Series 1993C
               LOC Bank One                                                     12/01/27      3.50      3,600,000    VMIG-1
   7,600,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project) - Series 1993B
               LOC Bank One                                                     12/01/27      3.50      7,600,000    VMIG-1

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project)
               LOC Rabobank Nederland                                           12/01/27      3.45%   $ 5,000,000    VMIG-1
   1,670,000   New Jersey EDA Economic Growth Bonds - Series 1994A
               LOC National Westminster Bank PLC                                08/01/14      3.60      1,670,000             A1
   2,820,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
               LOC First Union National Bank                                    12/01/08      3.45      2,820,000
     100,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC PNC Bank, N.A.                                               08/01/17      3.40        100,000             A1
     985,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
               LOC First Union National Bank                                    08/01/11      3.45        985,000
   1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
               LOC Bank of America                                              10/15/09      3.50      1,000,000      P1
   2,000,000   New Jersey EDA School RB (Peddie School)                         02/01/19      3.40      2,000,000             A1
     900,000   New Jersey EDA School RB (Peddie School)                         02/01/26      3.40        900,000             A1
   1,000,000   New Jersey EDA Sewage Facility RB (b)
               LOC PNC Bank, N.A.                                               07/01/01      3.60      1,000,000
   4,900,000   New Jersey EDA (Stolthaven Project) - Series A
               LOC Citibank N.A.                                                01/15/18      3.50      4,900,000      P1     A1+
   2,500,000   New Jersey EDA Thermal Energy Facility RB
               LOC Bank One                                                     12/01/09      3.55      2,500,000    VMIG-1
   3,700,000   New Jersey EDA (United Water Project) - Series 1996A
               Insured by AMBAC Indemnity Corp.                                 11/01/26      3.45      3,700,000    VMIG-1   A1+
   1,000,000   New Jersey Health Care Facility Financing Authority
               (Atlantic City Medical Center)
               LOC PNC Bank, N.A.                                               07/01/28      3.30      1,000,000     MIG-1
   2,950,000   New Jersey State EDA (Campus 130 Association) (b)
               LOC The Bank of New York                                         12/01/11      3.70      2,950,000
   5,600,000   New Jersey State EDA El Dorado Termina
               (Dow Chemical Company) - Series - A                              05/01/01      3.45      5,600,000      P1
   1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (b)
               LOC Citibank N.A.                                                01/01/12      3.67      1,791,500


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  8,500,000  New Jersey State Transportation Trust Fund
               Insured by FSA                                                   06/15/16      3.47%   $  8,500,000            A1+
    3,000,000  Port Authority of New York & New Jersey
               Versatile Structured Obligation RB                               05/01/19      3.50       3,000,000   VMIG-1   A1+
    1,100,000  Port Authority of New York & New Jersey
               Versatile Structured Obligation RB                               04/01/24      3.60       1,100,000   VMIG-1   A1+
    6,150,000  Port Authority of New York & New Jersey
               Versatile Structured Obligation RB                               08/01/24      3.45       6,150,000   VMIG-1   A1+
    4,700,000  Port Authority of New York & New Jersey
               Versatile Structured Obligation RB - Series 3                    06/01/20      3.45       4,700,000   VMIG-1   A1+
      300,000  Port Authority of New York & New Jersey
               Versatile Structured Obligation RB - Series 6                    12/01/17      3.60         300,000   VMIG-1   A1+
    1,000,000  Somerset, NJ Industrial Pollution Control Authority
               (Minnesota Mining Co.)                                           08/01/22      3.10       1,000,000            A1+
    3,200,000  Union County, NJ Floating Rate Trust - Series 1998
               Insured by AMBAC Indemnity Corp.                                 06/01/20      3.80       3,200,000   VMIG-1
    4,700,000  Union County, NJ PCFA
               (Exxon Corporation Project) - Series 1994                        07/01/33      3.15       4,700,000     P1     A1+
 ------------                                                                                         ------------
  102,676,500  Total Other Variable Rate Demand Instruments                                            102,676,500
 ------------                                                                                         ------------
Put Bond (d) (1.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                           09/01/00      3.50%   $  2,500,000   VMIG-1   A1+
 ------------                                                                                         ------------
    2,500,000  Total Put Bond                                                                            2,500,000
 ------------                                                                                         ------------
Tax Exempt Commercial Paper (8.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,800,000  New Jersey EDA Exempt Facilities RB (Logan - 1992 Project)
               LOC Union Bank of Switzerland                                    01/19/00      3.60%   $  6,800,000   VMIG-1   A1+
    5,000,000  New Jersey State TRAN - Series 2000                              12/02/99      3.60       5,000,000     P1     A1+
    2,000,000  Puerto Rico Government Development Bank                          11/17/99      3.35       2,000,000            A1+
 ------------                                                                                         ------------
   13,800,000  Total Tax Exempt Commercial Paper                                                        13,800,000
 ------------                                                                                         ------------
               Total Investments (100.21%) (Cost $153,910,749+)                                        153,910,749
               Liabilities in Excess of Cash and Other Assets (-0.21%)                                 (   316,680)
                                                                                                      ------------
               Net Assets (100.00%)                                                                   $153,594,069
                                                                                                      ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 146,839,694 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B Shares,   6,770,416 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     BAN      =   Bond Anticipation Note                          LOC      =    Letter of Credit
     EDA      =   Economic Development Authority                  PCFA     =    Pollution Control Finance Authority
     FGIC     =   Financial Guaranty Insurance Company            RB       =    Revenue Bond
     FSA      =   Financial Security Assurance Company            TAN      =    Tax Anticipation Note
     IDRB     =   Industrial Development Revenue Bond             TRAN     =    Tax and Revenue Anticipation Note













--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999

================================================================================




INVESTMENT INCOME

Income:

    Interest................................................................................  $   5,111,139
                                                                                              -------------

 Expenses: (Note 2)

    Investment management fee...............................................................        488,550

    Administration fee......................................................................        341,985

    Shareholder servicing fee (Class A).....................................................        318,894

    Custodian fee...........................................................................         12,835

    Shareholder servicing and related shareholder expenses..................................         94,284

    Legal, compliance and filing fees.......................................................         59,350

    Audit and accounting....................................................................         66,837

    Directors' fees.........................................................................          6,296

    Other...................................................................................         12,098
                                                                                              -------------

      Total expenses........................................................................      1,401,129

      Expenses paid indirectly..............................................................  (         268)
                                                                                              -------------

      Net expenses..........................................................................      1,400,861
                                                                                              -------------

 Net investment income......................................................................      3,710,278



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................        -0-
                                                                                              -------------

 Increase in net assets from operations.....................................................  $   3,710,278
                                                                                              =============






--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1999 AND 1998
================================================================================


                                                                           1999                    1998
                                                                      --------------          --------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................    $    3,710,278          $    6,284,747
    Net realized gain (loss) on investments.......................           -0-                     -0-
                                                                      --------------          --------------
    Increase in net assets from operations........................         3,710,278               6,284,747
 Dividends to shareholders from net investment income:
        Class A...................................................    (    3,625,805)*        (    6,234,603)*
        Class B...................................................    (       84,473)*        (       50,144)*
 Capital share transactions (Note 3):
        Class A...................................................    (   19,410,440)         (   51,294,518)
        Class B...................................................         4,492,237               1,962,624
                                                                      --------------          --------------
        Total increase (decrease).................................    (   14,918,203)         (   49,331,894)
 Net assets:
    Beginning of year.............................................       168,512,272             217,844,166
                                                                      --------------          --------------
    End of year...................................................    $  153,594,069          $  168,512,272
                                                                      ==============          ==============

 *  Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2.        Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $81,691 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $268.

3. Capital Stock.

At October 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $153,609,840. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year                               Year
 Class A                                              Ended                              Ended
 -------                                        October 31, 1999                   October 31, 1998
                                                ----------------                   ----------------
 Sold...................................            321,866,064                        533,736,089
 Issued on reinvestment of dividends....              3,630,791                          6,214,721
 Redeemed...............................         (  344,907,295)                    (  591,245,328)
                                                  -------------                      -------------
 Net increase (decrease)................         (   19,410,440)                    (   51,294,518)
                                                  =============                      =============
                                                       Year                               Year
 Class B                                              Ended                              Ended
 -------                                        October 31, 1999                   October 31, 1998
 Sold...................................             11,742,870                          6,061,246
 Issued on reinvestment of dividends....                 82,170                             50,891
 Redeemed...............................         (    7,332,803)                    (    4,149,513)
                                                  -------------                      -------------
 Net increase (decrease)................              4,492,237                          1,962,624
                                                  =============                      =============

4. Sales of Securities.

Accumulated undistributed net realized losses at October 31, 1999 amounted to $15,771. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 2002 through October 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 35% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6.  Financial Highlights.

                                                                                Year Ended
 Class A                                                                        October 31,
--------                                             -------------------------------------------------------------
                                                        1999         1998         1997         1996         1995
                                                     ---------    ---------    ---------    ---------    ---------

 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year................. $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     ---------    ---------    ---------    ---------    ---------
 Income from investment operations:
  Net investment income.............................    0.023        0.026        0.027        0.027        0.030
 Less distributions:
  Dividends from net investment income.............. (  0.023 )   (  0.026 )   (  0.027 )   (  0.027 )   (  0.030 )
                                                      --------     --------     --------     --------     --------
 Net asset value, end of year....................... $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     =========    =========    =========    =========    =========
 Total Return.......................................    2.30%        2.65%        2.70%        2.69%        3.08%
 Ratios/Supplemental Data
 Net assets, end of year (000)...................... $ 146,824     $166,234    $ 217,529    $ 151,421    $ 130,128
 Ratios to average net assets:
  Expenses..........................................    0.86%+       0.84%+       0.86%+       0.78%+       0.72%
  Net investment income.............................    2.27%        2.60%        2.66%        2.65%        3.02%
  Management, administration & shareholder
    servicing fee waived ...........................   --           --           --            0.06%        0.18%


                                                                    Year Ended
 Class B                                                            October 31,                     February 9, 1996
 -------                                             --------------------------------------- (Commencement of offering) to
                                                        1999           1998            1997        October 31, 1996
                                                     ---------      ---------      ---------       ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............... $  1.00        $  1.00        $  1.00            $  1.00
                                                     ---------      ---------      ---------          ---------
 Income from investment operations:
  Net investment income.............................    0.025          0.028          0.029              0.020
 Less distributions:
  Dividends from net investment income.............. (  0.025 )     (  0.028 )     (  0.029 )         (  0.020 )
                                                      --------       --------       --------           --------
 Net asset value, end of period..................... $  1.00        $  1.00        $  1.00            $  1.00
                                                     =========      =========      =========          =========
 Total Return.......................................    2.51%          2.86%          2.91%              2.77%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................... $   6,770      $  2,278       $    315           $    366
 Ratios to average net assets:
  Expenses..........................................    0.67%+         0.63%+         0.65%+             0.61%*+
  Net investment income.............................    2.48%          2.76%          2.88%              2.72%*

  *  Annualized
  + Includes expense offsets.


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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended October 31, 1998, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those financial statements.









PricewaterhouseCoopers LLP
New York, New York
December 3, 1999






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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================






On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.



















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

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NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.














                                  Annual Report
                                October 31, 1999






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

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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


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